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American Funds Short-Term Tax-Exempt Bond Fund
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

August 25, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Short-Term Tax-Exempt Bond Fund
File Nos. 033-26431 and 811-05750

Sir or Madam:

Enclosed is Form N-1A (Post-Effective Amendment No. 34 to the Registration Statement under the Securities Act of 1933 and Amendment No. 36 to the Registration Statement under the Investment Company Act of 1940) of the above-named investment company. This registration statement has been updated based on the U.S. Securities and Exchange Commission’s revised N-1A disclosure requirements set forth in Release No. 33-8998 under the Securities Act of 1933. We have also updated the filing to reflect the Staff’s comments with respect to the registration statement filed by AMCAP Fund, Inc. (File nos. 811-01435 and 002-26516) and the registration statements filed by other American Funds after the AMCAP Fund filing.

This filing is being made pursuant to rule 485(a), and we respectfully request that the Registration Statement become effective on November 1, 2009. Thank you very much for your assistance. If you have any questions please do not hesitate to contact me at (213) 486-9345 or Kathryn Newhall at (213) 615-0108.

Sincerely,

/s/ Kimberly S. Verdick
Kimberly S. Verdick

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